Note 11 - Related Party Transactions	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
11.	Related-Party Transactions
There were no related-party transactions during the years ended December 31, 2024 and 2023 other than loans and deposits with officers and directors.